Quarterly Report
September 30, 2022
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 8.7%
Ampol, Ltd.	61,856	$1,150,043
APA Group Stapled Security	332,096	2,053,909
Aristocrat Leisure, Ltd.	171,090	3,626,317
ASX, Ltd.	55,692	2,576,350
Aurizon Holdings, Ltd.	511,873	1,137,924
Australia & New Zealand Banking Group, Ltd.	835,460	12,293,225
BHP Group, Ltd.	1,407,339	35,164,276
BlueScope Steel, Ltd.	137,029	1,337,642
Brambles, Ltd.	403,905	2,969,986
Cochlear, Ltd.	18,225	2,275,543
Coles Group, Ltd.	381,218	4,039,673
Commonwealth Bank of Australia	474,637	27,754,424
Computershare, Ltd.	147,817	2,369,855
CSL, Ltd.	134,084	24,511,274
Dexus REIT	298,064	1,490,385
Domino's Pizza Enterprises, Ltd.	15,336	507,874
Endeavour Group, Ltd.	374,146	1,690,137
Evolution Mining, Ltd.	510,256	669,102
Fortescue Metals Group, Ltd.	465,615	5,024,328
Glencore PLC (a)	2,733,199	14,359,771
Goodman Group REIT	475,153	4,827,055
GPT Group REIT	536,059	1,326,139
IDP Education, Ltd.	55,969	945,044
Insurance Australia Group, Ltd.	674,518	2,005,695
LendLease Corp., Ltd. Stapled Security	204,135	1,173,088
Lottery Corp., Ltd. (a)	614,471	1,655,244
Macquarie Group, Ltd.	102,295	10,031,401
Medibank Pvt, Ltd.	749,826	1,684,627
Mineral Resources, Ltd.	47,202	1,991,498
Mirvac Group REIT	1,077,242	1,348,845
National Australia Bank, Ltd.	897,893	16,710,873
Newcrest Mining, Ltd.	250,040	2,759,397
Northern Star Resources, Ltd.	308,841	1,554,435
Orica, Ltd.	131,191	1,122,670
Origin Energy, Ltd.	518,157	1,728,097
Qantas Airways, Ltd. (a)	265,173	855,362
QBE Insurance Group, Ltd.	424,542	3,166,201
Ramsay Health Care, Ltd.	51,694	1,907,348
REA Group, Ltd.	15,902	1,163,421
Reece, Ltd.	71,506	645,877
Rio Tinto PLC	313,589	16,963,191
Rio Tinto, Ltd.	102,787	6,249,905
Santos, Ltd.	903,217	4,193,976
Scentre Group REIT	1,444,018	2,371,523
SEEK, Ltd.	86,780	1,060,144
Sonic Healthcare, Ltd.	126,387	2,477,922
South32, Ltd.	1,298,146	3,097,578
Stockland REIT	629,374	1,323,961
Security Description	Shares	Value
Suncorp Group, Ltd.	341,848	$2,217,309
Telstra Corp., Ltd.	1,137,719	2,823,780
Transurban Group Stapled Security	847,826	6,730,178
Treasury Wine Estates, Ltd.	200,081	1,618,227
Vicinity Centres REIT	1,145,531	1,283,835
Washington H Soul Pattinson & Co., Ltd.	55,640	961,490
Wesfarmers, Ltd.	315,541	8,670,930
Westpac Banking Corp.	977,772	13,002,655
WiseTech Global, Ltd.	41,375	1,358,800
Woodside Energy Group, Ltd.	531,210	10,909,418
Woolworths Group, Ltd.	339,765	7,421,403
		300,340,580
AUSTRIA — 0.2%
Erste Group Bank AG	93,189	2,042,070
Mondi PLC	134,360	2,063,633
OMV AG	38,513	1,393,337
Verbund AG	19,904	1,698,657
Voestalpine AG	32,796	555,345
		7,753,042
BELGIUM — 0.8%
Ageas SA/NV	46,821	1,706,944
Anheuser-Busch InBev SA/NV	240,580	10,893,014
D'ieteren Group	7,260	1,022,519
Elia Group SA	9,252	1,088,249
Groupe Bruxelles Lambert NV	29,153	2,037,986
KBC Group NV	70,610	3,349,357
Proximus SADP	40,640	421,186
Sofina SA	4,401	759,250
Solvay SA	21,947	1,698,490
UCB SA	34,024	2,360,227
Umicore SA	58,801	1,725,533
Warehouses De Pauw CVA REIT	42,698	1,048,260
		28,111,015
BRAZIL — 0.0% (b)
Yara International ASA	45,629	1,600,071
CHILE — 0.0% (b)
Antofagasta PLC	104,372	1,278,663
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	1,036,500	3,446,994
Budweiser Brewing Co. APAC, Ltd. (c)	479,400	1,248,346
Chow Tai Fook Jewellery Group, Ltd.	530,400	996,790
ESR Group, Ltd. (c)	577,000	1,451,321
Futu Holdings, Ltd. ADR (a)	18,600	693,594
Prosus NV (a)	231,865	12,058,218
SITC International Holdings Co., Ltd.	374,000	685,869

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Wilmar International, Ltd.	562,500	$1,497,875
Xinyi Glass Holdings, Ltd.	457,000	660,885
		22,739,892
DENMARK — 2.6%
AP Moller - Maersk A/S Class A	814	1,437,500
AP Moller - Maersk A/S Class B	1,415	2,570,226
Carlsberg AS Class B	27,252	3,185,325
Chr. Hansen Holding A/S	30,492	1,501,340
Coloplast A/S Class B	32,897	3,341,638
Danske Bank A/S (a)	188,507	2,345,232
Demant A/S (a)	28,859	713,115
DSV A/S	52,490	6,146,313
Genmab A/S (a)	18,136	5,831,800
GN Store Nord A/S	38,828	679,823
Novo Nordisk A/S Class B	461,345	45,937,585
Novozymes A/S Class B	56,356	2,830,739
Orsted A/S (c)	52,789	4,205,437
Pandora A/S	26,143	1,222,063
ROCKWOOL A/S Class B	2,413	380,451
Tryg A/S	103,879	2,143,506
Vestas Wind Systems A/S	277,476	5,106,838
		89,578,931
FINLAND — 1.2%
Elisa Oyj	37,876	1,715,424
Fortum Oyj	125,299	1,682,962
Kesko Oyj Class B	71,347	1,330,575
Kone Oyj Class B	92,538	3,563,896
Neste Oyj	119,259	5,196,317
Nokia Oyj	1,496,868	6,423,520
Nordea Bank Abp	938,511	8,032,098
Orion Oyj Class B	30,840	1,298,063
Sampo Oyj Class A	135,988	5,803,174
Stora Enso Oyj Class R	158,283	2,009,917
UPM-Kymmene Oyj	151,684	4,811,639
Wartsila OYJ Abp	141,942	906,342
		42,773,927
FRANCE — 10.2%
Accor SA (a)	48,963	1,024,651
Adevinta ASA (a)	87,235	519,303
Aeroports de Paris (a)	8,248	952,753
Air Liquide SA	145,236	16,593,559
Airbus SE	163,796	14,113,506
Alstom SA	92,294	1,492,315
Amundi SA (c)	16,665	693,495
Arkema SA	16,900	1,231,151
AXA SA	517,496	11,293,824
BioMerieux	10,678	844,284
BNP Paribas SA	310,150	13,095,145
Bollore SE	253,250	1,161,451
Bouygues SA	62,690	1,639,207
Bureau Veritas SA	79,499	1,778,264
Capgemini SE	46,225	7,397,619
Security Description	Shares	Value
Carrefour SA	171,382	$2,375,940
Cie de Saint-Gobain	140,105	5,007,491
Cie Generale des Etablissements Michelin SCA	187,189	4,192,387
Covivio REIT	14,942	719,516
Credit Agricole SA	332,485	2,698,020
Danone SA	178,158	8,420,812
Dassault Aviation SA	7,368	837,922
Dassault Systemes SE	184,883	6,380,488
Edenred	68,758	3,166,437
Eiffage SA	22,258	1,784,207
Electricite de France SA	149,093	1,728,391
Engie SA	502,014	5,775,765
EssilorLuxottica SA	79,675	10,825,226
Eurazeo SE	13,360	696,859
Gecina SA REIT	13,542	1,060,172
Getlink SE	118,556	1,837,737
Hermes International	8,777	10,318,584
Ipsen SA	9,549	883,400
Kering SA	21,026	9,322,241
Klepierre SA REIT (a)	64,226	1,116,129
La Francaise des Jeux SAEM (c)	32,108	952,060
Legrand SA	73,312	4,738,349
L'Oreal SA	67,218	21,483,638
LVMH Moet Hennessy Louis Vuitton SE	77,120	45,449,425
Orange SA	561,475	5,076,204
Pernod Ricard SA	58,649	10,755,005
Publicis Groupe SA (a)	61,582	2,916,727
Remy Cointreau SA	6,863	1,138,439
Renault SA (a)	51,113	1,382,350
Safran SA	95,446	8,681,059
Sanofi	315,640	24,025,056
Sartorius Stedim Biotech	7,792	2,389,115
SEB SA	7,757	487,722
Societe Generale SA	222,067	4,389,824
Sodexo SA	23,426	1,758,581
Teleperformance	16,016	4,061,340
Thales SA	29,688	3,270,101
TotalEnergies SE	689,393	32,329,347
Ubisoft Entertainment SA (a)	25,676	705,353
Unibail-Rodamco-Westfield REIT (a)	33,219	1,374,037
Valeo	61,147	923,545
Veolia Environnement SA	184,016	3,515,511
Vinci SA	149,630	12,094,247
Vivendi SE	208,072	1,613,266
Wendel SE	6,806	486,940
Worldline SA (a)(c)	64,321	2,541,293
		351,516,785
GERMANY — 7.3%
adidas AG	48,887	5,617,814
Allianz SE	113,368	17,852,047
Aroundtown SA	300,439	657,603

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
BASF SE	258,062	$9,899,955
Bayer AG	274,398	12,637,588
Bayerische Motoren Werke AG	92,615	6,274,650
Bayerische Motoren Werke AG Preference Shares	17,263	1,120,570
Bechtle AG	22,797	819,192
Beiersdorf AG	28,831	2,831,843
Brenntag SE	44,668	2,699,165
Carl Zeiss Meditec AG	11,778	1,222,929
Commerzbank AG (a)	299,105	2,128,462
Continental AG	31,863	1,413,290
Covestro AG (c)	50,644	1,447,405
Daimler Truck Holding AG (a)	126,369	2,855,714
Deutsche Bank AG	574,043	4,248,464
Deutsche Boerse AG	53,083	8,698,164
Deutsche Lufthansa AG (a)	175,376	1,007,678
Deutsche Post AG	276,861	8,341,082
Deutsche Telekom AG	900,409	15,320,198
E.ON SE	632,348	4,856,202
Evonik Industries AG	55,830	934,638
Fresenius Medical Care AG & Co. KGaA	56,469	1,590,251
Fresenius SE & Co. KGaA	115,466	2,460,175
GEA Group AG	39,849	1,289,105
Hannover Rueck SE	16,873	2,528,317
HeidelbergCement AG	39,482	1,559,065
HelloFresh SE (a)	46,759	978,355
Henkel AG & Co. KGaA Preference Shares	50,815	3,016,519
Henkel AG & Co. KGaA	29,589	1,676,218
Infineon Technologies AG	364,971	7,983,771
KION Group AG	20,160	385,930
Knorr-Bremse AG	19,335	829,968
LEG Immobilien SE	20,142	1,201,777
Mercedes-Benz Group AG	225,078	11,376,876
Merck KGaA	36,327	5,878,241
MTU Aero Engines AG	15,349	2,293,040
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	38,712	9,314,970
Nemetschek SE	16,502	782,975
Porsche Automobil Holding SE Preference Shares	43,936	2,474,478
Puma SE	28,826	1,332,949
Rational AG	1,487	719,892
Rheinmetall AG	12,555	1,932,272
RWE AG	178,267	6,549,703
SAP SE	290,739	23,684,135
Sartorius AG Preference Shares	6,852	2,369,168
Scout24 SE (c)	22,039	1,103,932
Siemens AG	213,126	20,823,032
Siemens Energy AG	122,965	1,353,386
Siemens Healthineers AG (c)	77,403	3,318,882
Symrise AG	36,817	3,588,646
Security Description	Shares	Value
Telefonica Deutschland Holding AG	255,715	$516,798
Uniper SE	25,395	95,807
United Internet AG	31,464	587,943
Volkswagen AG	8,417	1,371,152
Volkswagen AG Preference Shares	52,363	6,395,725
Vonovia SE	199,809	4,310,469
Zalando SE (a)(c)	58,899	1,150,001
		251,708,576
HONG KONG — 2.7%
AIA Group, Ltd.	3,350,400	27,894,217
CK Asset Holdings, Ltd.	548,399	3,292,146
CK Infrastructure Holdings, Ltd.	185,500	946,080
CLP Holdings, Ltd.	451,000	3,408,428
Hang Lung Properties, Ltd.	527,000	865,379
Hang Seng Bank, Ltd.	207,400	3,150,823
Henderson Land Development Co., Ltd.	416,436	1,166,072
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	558,057
HKT Trust & HKT, Ltd. Stapled Security	1,085,000	1,270,725
Hong Kong & China Gas Co., Ltd.	3,160,995	2,784,275
Hong Kong Exchanges & Clearing, Ltd.	333,330	11,393,659
Hongkong Land Holdings, Ltd.	306,400	1,346,327
Jardine Matheson Holdings, Ltd.	43,300	2,189,160
Link REIT	576,310	4,022,808
MTR Corp., Ltd.	428,101	1,963,572
New World Development Co., Ltd.	446,269	1,267,402
Power Assets Holdings, Ltd.	382,000	1,914,818
Prudential PLC	766,681	7,502,309
Sino Land Co., Ltd.	1,020,030	1,341,631
Sun Hung Kai Properties, Ltd.	400,000	4,414,368
Swire Pacific, Ltd. Class A	150,500	1,124,881
Swire Properties, Ltd.	294,600	633,745
Techtronic Industries Co., Ltd.	387,000	3,692,684
WH Group, Ltd. (c)	2,283,266	1,435,988
Wharf Real Estate Investment Co., Ltd.	464,000	2,103,425
		91,682,979
IRELAND — 0.6%
AerCap Holdings NV (a)	36,300	1,536,579
CRH PLC	211,507	6,797,563
Flutter Entertainment PLC (a)	46,124	5,082,250
Kerry Group PLC Class A	45,411	4,045,932
Kingspan Group PLC	41,165	1,853,913

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Smurfit Kappa Group PLC	71,610	$2,047,151
		21,363,388
ISRAEL — 0.8%
Azrieli Group, Ltd.	11,856	811,241
Bank Hapoalim BM	353,280	2,989,908
Bank Leumi Le-Israel BM	426,869	3,655,218
Bezeq The Israeli Telecommunication Corp., Ltd.	626,754	1,027,200
Check Point Software Technologies, Ltd. (a)	28,710	3,216,094
Elbit Systems, Ltd.	7,497	1,423,102
ICL Group, Ltd.	187,913	1,509,914
Israel Discount Bank, Ltd. Class A	345,396	1,743,677
Mizrahi Tefahot Bank, Ltd.	45,316	1,590,572
Nice, Ltd. (a)	17,761	3,350,794
Teva Pharmaceutical Industries, Ltd. ADR (a)	243,528	1,965,271
Teva Pharmaceutical Industries, Ltd. (a)	71,135	569,090
Tower Semiconductor, Ltd. (a)	31,385	1,373,539
Wix.com, Ltd. (a)	15,000	1,173,450
ZIM Integrated Shipping Services, Ltd.	24,000	564,000
		26,963,070
ITALY — 1.9%
Amplifon SpA	34,439	896,917
Assicurazioni Generali SpA	307,662	4,199,202
Atlantia SpA	138,535	3,055,618
Coca-Cola HBC AG (a)	59,059	1,233,753
Davide Campari-Milano NV	147,511	1,304,579
DiaSorin SpA	7,305	814,851
Enel SpA	2,260,924	9,268,767
Eni SpA	701,768	7,455,830
Ferrari NV	34,802	6,442,203
FinecoBank Banca Fineco SpA	177,043	2,185,674
Infrastrutture Wireless Italiane SpA (c)	98,322	857,463
Intesa Sanpaolo SpA ADR	4,562,083	7,538,112
Mediobanca Banca di Credito Finanziario SpA	179,037	1,400,342
Moncler SpA	58,969	2,406,398
Nexi SpA (a)(c)	142,489	1,150,573
Poste Italiane SpA (c)	139,341	1,052,292
Prysmian SpA	68,096	1,949,736
Recordati Industria Chimica e Farmaceutica SpA	30,835	1,128,054
Snam SpA	558,500	2,256,496
Telecom Italia SpA (a)	2,694,816	498,248
Terna - Rete Elettrica Nazionale	391,082	2,380,923
UniCredit SpA	582,157	5,891,399
		65,367,430
Security Description	Shares	Value
JAPAN — 22.5%
Advantest Corp.	53,500	$2,470,409
Aeon Co., Ltd.	180,400	3,368,351
AGC, Inc.	56,000	1,743,202
Aisin Corp.	44,300	1,140,151
Ajinomoto Co., Inc.	126,400	3,454,316
ANA Holdings, Inc. (a)	49,700	934,865
Asahi Group Holdings, Ltd.	124,700	3,887,251
Asahi Intecc Co., Ltd.	63,100	1,006,234
Asahi Kasei Corp.	338,500	2,243,113
Astellas Pharma, Inc.	516,800	6,845,489
Azbil Corp.	34,900	909,648
Bandai Namco Holdings, Inc.	54,800	3,570,850
Bridgestone Corp.	156,500	5,060,829
Brother Industries, Ltd.	66,100	1,141,862
Canon, Inc.	274,600	5,997,337
Capcom Co., Ltd.	50,100	1,261,258
Central Japan Railway Co.	41,000	4,812,529
Chiba Bank, Ltd.	135,500	733,702
Chubu Electric Power Co., Inc.	177,400	1,595,296
Chugai Pharmaceutical Co., Ltd.	187,700	4,688,837
Concordia Financial Group, Ltd.	300,800	933,407
CyberAgent, Inc.	124,800	1,050,720
Dai Nippon Printing Co., Ltd.	59,100	1,183,900
Daifuku Co., Ltd.	28,900	1,359,230
Dai-ichi Life Holdings, Inc.	274,600	4,365,774
Daiichi Sankyo Co., Ltd.	489,400	13,677,729
Daikin Industries, Ltd.	69,900	10,754,323
Daito Trust Construction Co., Ltd.	17,300	1,618,113
Daiwa House Industry Co., Ltd.	164,600	3,346,400
Daiwa House REIT Investment Corp. (a)	647	1,351,108
Daiwa Securities Group, Inc.	386,800	1,517,993
Denso Corp.	121,400	5,550,217
Dentsu Group, Inc.	59,100	1,679,891
Disco Corp.	8,100	1,785,474
East Japan Railway Co.	85,500	4,384,368
Eisai Co., Ltd.	69,600	3,734,285
ENEOS Holdings, Inc.	875,300	2,822,683
FANUC Corp.	53,900	7,567,545
Fast Retailing Co., Ltd.	16,200	8,584,204
Fuji Electric Co., Ltd.	35,300	1,293,641
FUJIFILM Holdings Corp.	100,300	4,580,707
Fujitsu, Ltd.	55,100	6,041,195
GLP J-REIT (a)	1,127	1,249,772
GMO Payment Gateway, Inc.	12,100	829,382
Hakuhodo DY Holdings, Inc.	55,500	390,718
Hamamatsu Photonics KK	41,200	1,765,742
Hankyu Hanshin Holdings, Inc.	61,900	1,862,762
Hikari Tsushin, Inc.	6,500	763,471
Hirose Electric Co., Ltd.	8,710	1,142,145

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Hitachi Construction Machinery Co., Ltd.	33,800	$628,099
Hitachi Metals, Ltd. (a)	66,500	1,000,370
Hitachi, Ltd.	271,500	11,552,775
Honda Motor Co., Ltd.	457,600	9,931,532
Hoshizaki Corp.	27,800	775,273
Hoya Corp.	102,500	9,875,727
Hulic Co., Ltd.	105,600	777,955
Ibiden Co., Ltd.	32,900	899,352
Idemitsu Kosan Co., Ltd.	56,340	1,224,324
Iida Group Holdings Co., Ltd.	35,900	485,905
Inpex Corp.	297,400	2,773,586
Isuzu Motors, Ltd.	156,000	1,724,781
Ito En, Ltd.	15,800	639,043
ITOCHU Corp.	328,800	7,935,723
Itochu Techno-Solutions Corp.	30,500	714,881
Japan Airlines Co., Ltd. (a)	39,300	703,711
Japan Exchange Group, Inc.	145,700	1,968,940
Japan Metropolitan Fund Invest REIT	1,939	1,455,676
Japan Post Bank Co., Ltd.	119,300	833,844
Japan Post Holdings Co., Ltd.	656,200	4,347,011
Japan Post Insurance Co., Ltd.	55,900	782,859
Japan Real Estate Investment Corp. REIT	370	1,526,237
Japan Tobacco, Inc.	337,800	5,550,406
JFE Holdings, Inc.	133,900	1,243,188
JSR Corp.	52,500	995,440
Kajima Corp.	114,800	1,088,020
Kakaku.com, Inc.	33,100	560,860
Kansai Electric Power Co., Inc.	206,200	1,724,963
Kao Corp.	134,200	5,460,077
KDDI Corp.	446,200	13,043,873
Keio Corp.	27,500	1,001,980
Keisei Electric Railway Co., Ltd.	34,100	928,862
Keyence Corp.	54,000	17,848,407
Kikkoman Corp.	39,000	2,210,722
Kintetsu Group Holdings Co., Ltd.	47,000	1,564,643
Kirin Holdings Co., Ltd.	228,800	3,524,467
Kobayashi Pharmaceutical Co., Ltd.	14,100	826,211
Kobe Bussan Co., Ltd.	45,000	1,082,465
Koei Tecmo Holdings Co., Ltd.	39,240	645,856
Koito Manufacturing Co., Ltd.	64,800	885,858
Komatsu, Ltd.	254,400	4,631,712
Konami Group Corp.	26,400	1,222,249
Kose Corp.	10,300	1,061,865
Kubota Corp.	279,300	3,880,998
Kurita Water Industries, Ltd.	29,800	1,057,885
Kyocera Corp.	89,700	4,518,503
Security Description	Shares	Value
Kyowa Kirin Co., Ltd.	73,100	$1,680,555
Lasertec Corp.	20,300	2,041,601
Lixil Corp.	77,600	1,138,490
M3, Inc.	121,200	3,383,766
Makita Corp.	63,800	1,237,932
Marubeni Corp.	434,500	3,790,834
Mazda Motor Corp.	152,300	1,011,190
McDonald's Holdings Co. Japan, Ltd.	27,000	940,663
MEIJI Holdings Co., Ltd.	32,700	1,451,415
MINEBEA MITSUMI, Inc.	98,500	1,457,044
MISUMI Group, Inc.	76,600	1,649,212
Mitsubishi Chemical Group Corp.	345,700	1,583,443
Mitsubishi Corp.	351,100	9,601,667
Mitsubishi Electric Corp.	531,500	4,808,538
Mitsubishi Estate Co., Ltd.	335,500	4,420,148
Mitsubishi HC Capital, Inc.	165,100	709,563
Mitsubishi Heavy Industries, Ltd.	89,500	2,976,395
Mitsubishi UFJ Financial Group, Inc.	3,320,800	15,042,077
Mitsui & Co., Ltd.	391,600	8,332,290
Mitsui Chemicals, Inc.	49,100	956,948
Mitsui Fudosan Co., Ltd.	250,400	4,769,620
Mitsui OSK Lines, Ltd.	92,400	1,653,103
Mizuho Financial Group, Inc.	668,440	7,234,865
MonotaRO Co., Ltd.	70,700	1,084,768
MS&AD Insurance Group Holdings, Inc.	124,900	3,307,348
Murata Manufacturing Co., Ltd.	159,000	7,317,562
NEC Corp.	65,700	2,103,513
Nexon Co., Ltd.	140,700	2,485,592
NGK Insulators, Ltd.	63,900	795,264
Nidec Corp.	123,800	6,929,125
Nihon M&A Center Holdings, Inc.	77,900	890,862
Nintendo Co., Ltd.	308,000	12,421,669
Nippon Building Fund, Inc. REIT	431	1,896,408
Nippon Express Holdings, Inc.	20,700	1,052,050
Nippon Paint Holdings Co., Ltd.	221,300	1,494,707
Nippon Prologis REIT, Inc. (a)	571	1,251,740
Nippon Sanso Holdings Corp.	47,100	744,433
Nippon Shinyaku Co., Ltd.	14,400	734,636
Nippon Steel Corp.	226,900	3,148,651
Nippon Telegraph & Telephone Corp.	334,000	9,007,820
Nippon Yusen KK	134,100	2,275,958
Nissan Chemical Corp.	37,400	1,670,623
Nissan Motor Co., Ltd.	674,000	2,171,828
Nisshin Seifun Group, Inc.	46,800	472,649
Nissin Foods Holdings Co., Ltd.	18,400	1,278,849

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Nitori Holdings Co., Ltd.	21,300	$1,787,312
Nitto Denko Corp.	39,500	2,138,535
Nomura Holdings, Inc.	804,700	2,665,595
Nomura Real Estate Holdings, Inc.	30,100	679,714
Nomura Real Estate Master Fund, Inc. REIT (a)	1,117	1,234,429
Nomura Research Institute, Ltd.	97,400	2,378,576
NTT Data Corp.	171,800	2,218,927
Obayashi Corp.	172,700	1,108,268
Obic Co., Ltd.	19,800	2,654,779
Odakyu Electric Railway Co., Ltd.	86,200	1,110,578
Oji Holdings Corp.	226,700	841,116
Olympus Corp.	348,300	6,699,807
Omron Corp.	50,400	2,308,950
Ono Pharmaceutical Co., Ltd.	100,000	2,335,631
Open House Group Co., Ltd.	22,200	749,914
Oracle Corp. Japan	10,800	572,396
Oriental Land Co., Ltd.	56,200	7,621,546
ORIX Corp.	338,100	4,735,970
Osaka Gas Co., Ltd.	99,000	1,492,368
Otsuka Corp.	34,500	1,075,853
Otsuka Holdings Co., Ltd.	110,100	3,485,942
Pan Pacific International Holdings Corp.	110,100	1,942,050
Panasonic Holdings Corp.	625,900	4,394,639
Persol Holdings Co., Ltd.	52,200	965,517
Rakuten Group, Inc.	239,200	1,023,548
Recruit Holdings Co., Ltd.	404,400	11,647,790
Renesas Electronics Corp. (a)	330,400	2,769,535
Resona Holdings, Inc.	628,300	2,299,000
Ricoh Co., Ltd.	169,200	1,238,788
Rohm Co., Ltd.	23,600	1,546,493
SBI Holdings, Inc.	67,900	1,218,343
SCSK Corp.	38,200	578,261
Secom Co., Ltd.	59,800	3,409,388
Seiko Epson Corp.	75,200	1,026,708
Sekisui Chemical Co., Ltd.	108,700	1,329,690
Sekisui House, Ltd.	170,800	2,828,546
Seven & i Holdings Co., Ltd.	207,900	8,350,485
SG Holdings Co., Ltd.	83,500	1,143,549
Sharp Corp.	82,300	490,689
Shimadzu Corp.	64,200	1,684,194
Shimano, Inc.	20,900	3,269,779
Shimizu Corp.	159,200	778,255
Shin-Etsu Chemical Co., Ltd.	103,900	10,280,546
Shionogi & Co., Ltd.	72,700	3,510,619
Shiseido Co., Ltd.	113,200	3,966,932
Shizuoka Bank, Ltd.	131,800	796,935
SMC Corp.	16,000	6,510,851
Softbank Corp.	803,300	8,020,864
SoftBank Group Corp.	338,100	11,457,389
Sompo Holdings, Inc.	85,300	3,412,612
Sony Group Corp.	351,000	22,607,117
Security Description	Shares	Value
Square Enix Holdings Co., Ltd.	25,900	$1,116,205
Subaru Corp.	174,200	2,632,297
SUMCO Corp.	102,800	1,197,604
Sumitomo Chemical Co., Ltd.	400,800	1,378,447
Sumitomo Corp.	318,900	3,939,403
Sumitomo Electric Industries, Ltd.	202,900	2,059,530
Sumitomo Metal Mining Co., Ltd.	72,200	2,068,786
Sumitomo Mitsui Financial Group, Inc.	366,400	10,156,096
Sumitomo Mitsui Trust Holdings, Inc.	95,500	2,715,709
Sumitomo Realty & Development Co., Ltd.	89,700	2,039,750
Suntory Beverage & Food, Ltd.	41,100	1,462,564
Suzuki Motor Corp.	104,500	3,252,760
Sysmex Corp.	46,400	2,479,183
T&D Holdings, Inc.	155,000	1,473,128
Taisei Corp.	51,500	1,428,133
Takeda Pharmaceutical Co., Ltd.	416,517	10,814,902
TDK Corp.	110,400	3,407,734
Terumo Corp.	179,800	5,053,691
TIS, Inc.	65,900	1,749,443
Tobu Railway Co., Ltd.	55,500	1,308,126
Toho Co., Ltd.	29,100	1,058,046
Tokio Marine Holdings, Inc.	505,800	8,988,718
Tokyo Electric Power Co. Holdings, Inc. (a)	425,700	1,360,664
Tokyo Electron, Ltd.	41,300	10,175,054
Tokyo Gas Co., Ltd.	111,900	1,888,795
Tokyu Corp.	143,100	1,631,817
TOPPAN, INC.	71,700	1,067,937
Toray Industries, Inc.	382,400	1,881,913
Toshiba Corp.	108,000	3,847,131
Tosoh Corp.	67,700	754,463
TOTO, Ltd.	41,000	1,368,992
Toyota Industries Corp.	41,000	1,958,397
Toyota Motor Corp.	2,946,700	38,510,683
Toyota Tsusho Corp.	58,400	1,808,739
Trend Micro, Inc.	36,400	1,960,401
Unicharm Corp.	113,500	3,722,966
USS Co., Ltd.	64,600	997,586
Welcia Holdings Co., Ltd.	30,900	651,999
West Japan Railway Co.	59,200	2,262,631
Yakult Honsha Co., Ltd.	37,500	2,177,204
Yamaha Corp.	42,000	1,492,289
Yamaha Motor Co., Ltd.	79,800	1,494,972
Yamato Holdings Co., Ltd.	87,400	1,312,385
Yaskawa Electric Corp.	68,100	1,959,585
Yokogawa Electric Corp.	67,600	1,064,870
Z Holdings Corp.	721,900	1,913,316

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
ZOZO, Inc.	36,100	$722,562
		773,739,880
JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	49,544	746,609
LUXEMBOURG — 0.2%
ArcelorMittal SA	143,258	2,849,428
Eurofins Scientific SE	37,085	2,200,626
		5,050,054
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	594,000	3,491,355
Sands China, Ltd. (a)	710,800	1,769,996
		5,261,351
NETHERLANDS — 5.2%
ABN AMRO Bank NV (c)	116,153	1,040,348
Adyen NV (a)(c)	6,041	7,531,024
Aegon NV	489,501	1,944,971
Akzo Nobel NV	49,714	2,816,139
Argenx SE (a)	15,248	5,424,187
ASM International NV	13,283	2,972,943
ASML Holding NV	112,904	46,754,627
Euronext NV (c)	25,131	1,589,796
EXOR NV	31,569	2,025,071
Heineken Holding NV	28,945	1,980,726
Heineken NV	71,824	6,269,904
IMCD NV	16,116	1,909,957
ING Groep NV	1,089,471	9,331,239
JDE Peet's NV	29,018	848,084
Koninklijke Ahold Delhaize NV	293,803	7,480,525
Koninklijke DSM NV	47,884	5,446,519
Koninklijke KPN NV	895,880	2,423,587
Koninklijke Philips NV	243,746	3,751,301
NN Group NV	82,261	3,198,146
OCI NV	30,841	1,128,676
Randstad NV	32,348	1,395,596
Shell PLC	2,065,731	51,235,011
Universal Music Group NV	205,277	3,843,275
Wolters Kluwer NV	73,696	7,173,114
		179,514,766
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (a)	345,794	1,400,911
Fisher & Paykel Healthcare Corp., Ltd.	162,203	1,699,239
Mercury NZ, Ltd.	173,721	558,965
Meridian Energy, Ltd.	387,943	1,052,129
Spark New Zealand, Ltd.	513,057	1,450,795
Xero, Ltd. (a)	37,384	1,738,928
		7,900,967
NORWAY — 0.7%
Aker BP ASA	88,243	2,530,941
DNB Bank ASA	261,263	4,142,407
Security Description	Shares	Value
Equinor ASA	272,874	$8,991,807
Gjensidige Forsikring ASA	58,769	1,007,623
Kongsberg Gruppen ASA	26,562	805,444
Mowi ASA	115,588	1,469,045
Norsk Hydro ASA	380,779	2,041,589
Orkla ASA	199,014	1,445,532
Salmar ASA	17,102	575,982
Telenor ASA	203,908	1,864,691
		24,875,061
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	781,005	3,388,187
Galp Energia SGPS SA	139,432	1,340,981
Jeronimo Martins SGPS SA	75,241	1,400,672
		6,129,840
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(c)	45,203	1,650,462
SINGAPORE — 1.7%
CapitaLand Integrated Commercial Trust REIT	1,519,389	2,022,968
Capitaland Investment, Ltd.	702,282	1,691,184
CapLand Ascendas REIT	947,015	1,768,169
City Developments, Ltd.	130,200	686,816
DBS Group Holdings, Ltd.	503,057	11,648,347
Genting Singapore, Ltd.	1,636,500	890,164
Grab Holdings, Ltd. Class A (a)	389,800	1,025,174
Keppel Corp., Ltd.	395,100	1,902,967
Mapletree Logistics Trust REIT	983,804	1,063,997
Mapletree Pan Asia Commercial Trust REIT	656,900	782,808
Oversea-Chinese Banking Corp., Ltd.	937,566	7,689,531
Sea, Ltd. ADR (a)	101,300	5,677,865
Singapore Airlines, Ltd. (a)	400,549	1,416,995
Singapore Exchange, Ltd.	244,700	1,606,834
Singapore Technologies Engineering, Ltd.	410,500	1,020,828
Singapore Telecommunications, Ltd.	2,313,300	4,272,607
STMicroelectronics NV	187,488	5,824,232
United Overseas Bank, Ltd.	331,390	6,007,973
UOL Group, Ltd.	136,932	630,574
Venture Corp., Ltd.	73,700	838,236
		58,468,269
SOUTH AFRICA — 0.3%
Anglo American PLC	352,051	10,568,249
SPAIN — 2.4%
Acciona SA	7,116	1,250,168
ACS Actividades de Construccion y Servicios SA	66,351	1,490,255
Aena SME SA (a)(c)	20,495	2,126,094

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Amadeus IT Group SA (a)	125,157	$5,800,236
Banco Bilbao Vizcaya Argentaria SA	1,854,159	8,314,072
Banco Santander SA	4,720,976	10,980,745
CaixaBank SA	1,241,371	3,996,667
Cellnex Telecom SA (c)	149,144	4,598,702
EDP Renovaveis SA	82,329	1,692,829
Enagas SA	68,605	1,061,499
Endesa SA	84,066	1,262,118
Ferrovial SA	136,139	3,088,904
Grifols SA (a)	91,581	790,877
Iberdrola SA	1,666,167	15,529,299
Industria de Diseno Textil SA	305,936	6,310,909
Naturgy Energy Group SA	42,219	976,278
Red Electrica Corp. SA	114,205	1,751,828
Repsol SA (a)	412,850	4,741,812
Siemens Gamesa Renewable Energy SA (a)	71,001	1,237,390
Telefonica SA	1,463,507	4,836,254
		81,836,936
SWEDEN — 3.1%
Alfa Laval AB	81,552	2,022,272
Assa Abloy AB Class B	278,413	5,216,431
Atlas Copco AB Class A	749,852	6,969,486
Atlas Copco AB Class B	425,220	3,524,699
Boliden AB (a)	75,804	2,342,066
Electrolux AB Class B	67,340	699,901
Embracer Group AB (a)	183,564	1,088,032
Epiroc AB Class A	191,050	2,733,101
Epiroc AB Class B	105,036	1,324,486
EQT AB	79,568	1,537,445
Essity AB Class B	168,785	3,334,695
Evolution AB (c)	50,529	3,994,248
Fastighets AB Balder Class B (a)	161,934	646,397
Getinge AB Class B	59,119	1,011,015
H & M Hennes & Mauritz AB Class B	203,758	1,883,789
Hexagon AB Class B	535,064	4,997,101
Holmen AB Class B	27,072	1,027,307
Husqvarna AB Class B	132,661	735,401
Industrivarden AB Class A	37,655	758,480
Industrivarden AB Class C	42,571	849,056
Indutrade AB	78,148	1,267,575
Investment AB Latour Class B	36,812	609,093
Investor AB Class A	139,012	2,130,185
Investor AB Class B	509,792	7,438,584
Kinnevik AB Class B (a)	74,773	979,981
L E Lundbergforetagen AB Class B	22,280	804,329
Lifco AB Class B	61,729	856,379
Nibe Industrier AB Class B	417,866	3,727,508
Sagax AB Class B	54,853	903,059
Sandvik AB	298,466	4,068,610
Securitas AB Class B	120,369	835,617
Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A	459,848	$4,382,756
Skanska AB Class B	93,275	1,160,894
SKF AB Class B	114,409	1,532,713
Svenska Cellulosa AB SCA Class B	171,426	2,175,165
Svenska Handelsbanken AB Class A	414,814	3,405,251
Swedbank AB Class A	247,427	3,247,711
Swedish Match AB	425,455	4,208,542
Swedish Orphan Biovitrum AB (a)	49,722	960,986
Tele2 AB Class B	160,962	1,389,052
Telefonaktiebolaget LM Ericsson Class B	818,181	4,782,698
Telia Co. AB	737,858	2,125,119
Volvo AB Class A	54,885	812,180
Volvo AB Class B	413,572	5,852,524
Volvo Car AB Class B (a)	172,335	747,823
		107,099,742
SWITZERLAND — 7.9%
ABB, Ltd.	454,678	11,768,748
Adecco Group AG (a)	48,050	1,329,460
Alcon, Inc.	139,110	8,100,378
Bachem Holding AG Class B	8,450	532,762
Baloise Holding AG	12,289	1,574,131
Barry Callebaut AG	1,039	1,963,404
Chocoladefabriken Lindt & Spruengli AG (d)	306	2,964,640
Chocoladefabriken Lindt & Spruengli AG (d)	30	2,995,027
Cie Financiere Richemont SA Class A	145,751	13,792,475
Clariant AG (a)	64,882	1,038,987
Credit Suisse Group AG (a)	723,271	2,868,079
EMS-Chemie Holding AG	1,951	1,234,643
Geberit AG	9,829	4,225,049
Givaudan SA	2,557	7,743,931
Holcim AG (a)	156,616	6,434,184
Julius Baer Group, Ltd. (a)	61,702	2,699,319
Kuehne + Nagel International AG	15,277	3,118,627
Logitech International SA	46,326	2,123,182
Lonza Group AG	20,643	10,075,908
Novartis AG	602,877	46,075,894
Partners Group Holding AG	6,233	5,028,707
Roche Holding AG Bearer Shares	7,396	2,896,295
Roche Holding AG	195,063	63,657,424
Schindler Holding AG (d)	11,891	1,850,071
Schindler Holding AG (d)	5,997	905,834
SGS SA	1,748	3,749,583
SIG Group AG (a)	87,760	1,786,322
Sika AG	40,668	8,194,276
Sonova Holding AG	15,043	3,318,616
Straumann Holding AG	30,624	2,807,848

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Swatch Group AG Bearer Shares (d)	8,377	$1,886,143
Swatch Group AG (d)	13,415	563,392
Swiss Life Holding AG	8,800	3,897,617
Swiss Prime Site AG (a)	20,793	1,660,440
Swisscom AG	7,092	3,329,029
Temenos AG	18,723	1,265,389
UBS Group AG	981,725	14,278,283
VAT Group AG (a)(c)	7,660	1,558,307
Zurich Insurance Group AG	41,655	16,647,124
		271,939,528
UNITED KINGDOM — 11.8%
3i Group PLC	279,346	3,353,475
Abrdn PLC	580,037	887,089
Admiral Group PLC	51,971	1,103,805
Ashtead Group PLC	123,768	5,557,148
Associated British Foods PLC	98,662	1,378,256
AstraZeneca PLC	430,413	47,304,436
Auto Trader Group PLC (c)	270,791	1,535,330
AVEVA Group PLC	34,897	1,203,754
Aviva PLC	786,553	3,372,642
BAE Systems PLC	873,987	7,677,495
Barclays PLC	4,617,742	7,345,803
Barratt Developments PLC	304,476	1,150,484
Berkeley Group Holdings PLC	33,389	1,219,607
BP PLC	5,394,125	25,769,428
British American Tobacco PLC	599,728	21,499,941
British Land Co. PLC REIT	225,039	871,460
BT Group PLC	1,926,960	2,589,832
Bunzl PLC	91,540	2,796,190
Burberry Group PLC	113,245	2,261,616
CK Hutchison Holdings, Ltd.	732,500	4,033,197
CNH Industrial NV	287,668	3,218,337
Coca-Cola Europacific Partners PLC (d)	38,200	1,628,084
Coca-Cola Europacific Partners PLC (d)	19,101	820,305
Compass Group PLC	495,915	9,872,645
Croda International PLC	38,336	2,737,497
DCC PLC	26,090	1,354,617
Diageo PLC	636,438	26,783,887
Entain PLC	162,956	1,947,939
Experian PLC	255,119	7,466,317
Haleon PLC (a)	1,434,200	4,470,783
Halma PLC	103,227	2,321,298
Hargreaves Lansdown PLC	90,128	862,966
HSBC Holdings PLC	5,589,285	28,934,034
Imperial Brands PLC	250,334	5,146,427
Informa PLC	419,191	2,395,515
InterContinental Hotels Group PLC	50,086	2,411,693
Intertek Group PLC	46,995	1,927,727
J Sainsbury PLC	488,004	944,848
Security Description	Shares	Value
JD Sports Fashion PLC	787,979	$867,904
Johnson Matthey PLC	55,047	1,111,104
Just Eat Takeaway.com NV (a)(c)	56,834	881,234
Kingfisher PLC	595,047	1,448,149
Land Securities Group PLC REIT	190,209	1,098,829
Legal & General Group PLC	1,691,817	4,037,428
Lloyds Banking Group PLC	19,352,601	8,745,166
London Stock Exchange Group PLC	92,193	7,783,847
M&G PLC	737,485	1,358,231
Melrose Industries PLC	1,179,501	1,318,583
National Grid PLC	1,023,303	10,531,621
NatWest Group PLC	1,495,962	3,725,185
Next PLC	36,520	1,937,895
Ocado Group PLC (a)	164,946	855,791
Pearson PLC	192,967	1,842,343
Persimmon PLC	85,811	1,173,311
Phoenix Group Holdings PLC	219,468	1,277,861
Reckitt Benckiser Group PLC	199,726	13,235,156
RELX PLC (d)	437,361	10,684,841
RELX PLC (d)	95,777	2,333,359
Rentokil Initial PLC	504,406	2,672,991
Rolls-Royce Holdings PLC (a)	2,435,496	1,864,807
Sage Group PLC	279,019	2,149,801
Schroders PLC	206,594	887,807
Segro PLC REIT	333,310	2,780,467
Severn Trent PLC	70,753	1,849,181
Smith & Nephew PLC	252,022	2,908,381
Smiths Group PLC	103,073	1,716,499
Spirax-Sarco Engineering PLC	20,317	2,334,979
SSE PLC	299,760	5,060,609
St James's Place PLC	151,373	1,723,477
Standard Chartered PLC	696,945	4,358,102
Taylor Wimpey PLC	957,030	931,687
Tesco PLC	2,094,152	4,805,151
Unilever PLC	709,628	31,173,950
United Utilities Group PLC	197,461	1,949,323
Vodafone Group PLC	7,516,185	8,410,223
Whitbread PLC	53,145	1,346,842
WPP PLC	308,247	2,544,065
		405,872,087
UNITED STATES — 4.3%
CyberArk Software, Ltd. (a)	11,100	1,664,334
Ferguson PLC	60,410	6,264,876
GSK PLC	1,134,570	16,382,575
James Hardie Industries PLC CDI	127,359	2,514,562
Nestle SA	783,647	84,968,130
QIAGEN NV (a)	61,443	2,557,718
Schneider Electric SE	150,195	16,957,709
Stellantis NV (d)	179,253	2,119,131
Stellantis NV (d)	436,308	5,151,757

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

Security Description	Shares	Value
Swiss Re AG	82,833	$6,124,471
Tenaris SA	129,604	1,676,270
		146,381,533
TOTAL COMMON STOCKS (Cost $3,633,542,634)		3,389,813,683

PREFERRED STOCKS — 0.0% (b)
GERMANY — 0.0% (b)
Dr. Ing h.c. F Porsche AG, (a) (Cost: $150,431)	1,867	150,893
RIGHTS — 0.0% (b)
AUSTRALIA — 0.0% (b)
Australia & New Zealand Banking Group, Ltd. (expiring 10/03/22) (a)	50,363	126,284
SWEDEN — 0.0% (b)
Securitas AB (expiring 10/11/22) (a)	306,836	128,015
TOTAL RIGHTS (Cost $199,677)		254,299
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (e)(f)	16,046,508	16,049,718
State Street Navigator Securities Lending Portfolio II (g)(h)	47,682,090	47,682,090
TOTAL SHORT-TERM INVESTMENTS (Cost $63,723,956)		63,731,808
TOTAL INVESTMENTS — 100.4% (Cost $3,697,616,698)		3,453,950,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(12,102,126)
NET ASSETS — 100.0%		$3,441,848,557

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2022.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	676	12/16/2022	$63,180,839	$56,128,280	$(7,052,559)

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,198,357	$3,363,615,326	$—	$3,389,813,683
Preferred Stocks	150,893	—	—	150,893
Rights	128,015	126,284	—	254,299
Short-Term Investments	63,731,808	—	—	63,731,808
TOTAL INVESTMENTS	$90,209,073	$3,363,741,610	$—	$3,453,950,683
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(7,052,559)	—	—	(7,052,559)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(7,052,559)	$—	$—	$(7,052,559)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	17.4%
Industrials	14.8
Health Care	13.6
Consumer Staples	11.1
Consumer Discretionary	10.8
Information Technology	7.8
Materials	7.4
Energy	4.8
Communication Services	4.8
Utilities	3.3
Real Estate	2.7
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$701,485,399	$710,104,265	$11,739	$7,852	16,046,508	$16,049,718	$380,651
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	539,260,600	513,433,247	—	—	47,682,090	47,682,090	753,541
Total		$46,503,730	$1,240,745,999	$1,223,537,512	$11,739	$7,852		$63,731,808	$1,134,192
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Portfolio's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2022, the independent fair value service was used for certain foreign securities in the Portfolio's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022 (Unaudited)

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2022, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2022, are disclosed in the Schedule of Investments.